Earnings Per Share - Summary of Adjusted Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjusted Earnings Per Share [Abstract]
Basic earnings	£ 6,400.0	£ 5,704.0	£ 6,032.0
Effect of restructuring and integration costs (basic)	408.0	565.0	363.0
Tax and non-controlling interests on restructuring and integration costs (basic)	(64.0)	(101.0)	(83.0)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	548.0	675.0	377.0
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(77.0)	(115.0)	(78.0)
Effect of associates' adjusting items net of tax (basic)	(13.0)	(25.0)	(32.0)
Effect of Quebec class action (basic)		436.0
Tax on Quebec class action (basic)		(124.0)
Effect of Russia excise dispute (basic)	(40.0)	202.0
Tax on Russia excise dispute (basic)	14.0	(16.0)
Effect of hyperinflation on Venezuela retained earnings (basic)			65.0
Other adjusting items (basic)	487.0	236.0	184.0
Tax effect on other adjusting items (basic)	(104.0)	(50.0)	(44.0)
Deferred tax relating to changes in tax rates (basic)	(21.0)	(49.0)	(79.0)
Effect of early repurchase of bonds (basic)	142.0
Tax effect of early repurchase of bonds (basic)	(32.0)
Effect of interest on FII GLO settlement and other (basic)	11.0	80.0	41.0
Tax effect of interest on FII GLO settlement and other (basic)	(4.0)
Effect of retrospective guidance on WHT (basic)	(42.0)		55.0
Adjusted Earnings	£ 7,613.0	£ 7,418.0	£ 6,801.0
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.800	£ 2.497	£ 2.640
Effect of restructuring and integration costs per share (basic)	0.178	0.247	0.159
Tax and non-controlling interests on restructuring and integration costs per share (basic)	(0.028)	(0.044)	(0.036)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	0.240	0.296	0.165
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (basic)	(0.034)	(0.050)	(0.034)
Effect of associates' adjusting items net of tax per share (basic)	(0.006)	(0.011)	(0.014)
Effect of Quebec class action per share (basic)		0.191
Tax on Quebec class action per share(basic)		(0.054)
Effect of Russia excise dispute per share (basic)	(0.017)	0.089
Tax on Russia excise dispute per share (basic)	0.006	(0.007)
Effect of hyperinflation on Venezuela retained earnings per share (basic)			0.028
Other adjusting items per share (basic)	0.212	0.103	0.080
Tax effect on other adjusting items per share (basic)	(0.045)	(0.022)	(0.019)
Deferred tax relating to changes in tax rates per share (basic)	(0.009)	(0.022)	(0.035)
Effect of early repurchase of bonds per share (basic)	0.062
Tax effect of early repurchase of bonds per share (basic)	(0.014)
Effect of interest on FII GLO settlement and other per share (basic)	0.005	0.035	0.018
Tax effect of interest on FII GLO settlement and other (basic)	(0.002)
Effect of retrospective guidance on WHT (basic)	(0.018)		0.024
Adjusted earnings per share (basic)	£ 3.330	£ 3.248	£ 2.976
Diluted earnings	£ 6,400.0	£ 5,704.0	£ 6,032.0
Effect of restructuring and integration costs (diluted)	408.0	565.0	363.0
Tax and non-controlling interests on restructuring and integration costs (diluted)	(64.0)	(101.0)	(83.0)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	548.0	675.0	377.0
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	(77.0)	(115.0)	(78.0)
Effect of associates' adjusting items net of tax (diluted)	(13.0)	(25.0)	(32.0)
Effect of Quebec class action (diluted)		436.0
Tax on Quebec class action (diluted)		(124.0)
Effect of Russia excise dispute (diluted)	(40.0)	202.0
Tax on Russia excise dispute (diluted)	14.0	(16.0)
Effect of hyperinflation on Venezuela retained earnings (diluted)			65.0
Other adjusting items (diluted)	487.0	236.0	184.0
Tax effect on other adjusting items (diluted)	(104.0)	(50.0)	(44.0)
Deferred tax relating to changes in tax rates (diluted)	(21.0)	(49.0)	(79.0)
Effect of early repurchase of bonds (diluted)	142.0
Tax effect of early repurchase of bonds (diluted)	(32.0)
Effect of interest on FII GLO settlement and other (diluted)	11.0	80.0	41.0
Tax effect of interest on FII GLO settlement and other (diluted)	(4.0)
Effect of retrospective guidance on WHT (diluted)	(42.0)		55.0
Adjusted earnings (diluted)	£ 7,613.0	£ 7,418.0	£ 6,801.0
Diluted earnings per share	£ 2.789	£ 2.490	£ 2.632
Effect of restructuring and integration costs per share (diluted)	0.177	0.247	0.158
Tax and non-controlling interests on restructuring and integration costs per share (diluted)	(0.028)	(0.044)	(0.036)
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	0.239	0.295	0.164
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles (diluted)	(0.034)	(0.050)	(0.034)
Effect of associates' adjusting items net of tax per share (diluted)	(0.006)	(0.011)	(0.014)
Effect of Quebec class action (diluted)		0.190
Tax on Quebec class action (diluted)		(0.054)
Effect of Russia excise dispute (diluted)	(0.017)	0.088
Tax on Russia excise dispute (diluted)	0.006	(0.007)
Effect of hyperinflation on Venezuela retained earnings (diluted)			0.028
Other adjusting items per share (diluted)	0.212	0.103	0.080
Tax effect on other adjusting items per share (diluted)	(0.045)	(0.022)	(0.019)
Deferred tax relating to changes in tax rates per share (diluted)	(0.009)	(0.022)	(0.034)
Effect of early repurchase of bonds per share (diluted)	0.062
Tax effect of early repurchase of bonds per share (diluted)	(0.014)
Effect of interest on FII GLO settlement and other per share (diluted)	0.005	0.035	0.018
Tax effect of interest on FII GLO settlement and other (diluted)	(0.002)
Effect of retrospective guidance on WHT (diluted)	(0.018)		0.024
Adjusted earnings per share (diluted)	£ 3.317	£ 3.238	£ 2.967